Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2018	920,746	$74.32
Granted	97,112	$140.13
Exercised	(329,870)	$65.54
Canceled	(31,881)	$88.12
Outstanding at December 31, 2019	656,107	$87.80
Granted	107,737	$159.83
Exercised	(193,417)	$68.19
Canceled/expired	(16,681)	$92.21
Outstanding at December 31, 2020	553,746	$108.53
Assumed through business combinations *	2,177,130	$108.78
Granted	100,299	$177.76
Exercised	(1,065,529)	$111.29
Canceled/expired	(70,186)	$128.46
Outstanding at December 31, 2021	1,695,460	$104.79
Vested and exercisable at December 31, 2021	989,419	$91.70
*Represents stock options issued as replacement awards in connection with the Merger.

Schedule of Non Vested Shares Outstanding
Summary of Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2021:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

14.80 - 97.30	638,118	3.45		605,624
103.81 - 124.00	320,310	6.49		130,920
125.74 - 147.26	540,296	6.56		235,808
159.33 - 231.08	196,736	6.68		17,067

14.80 - 231.08	1,695,460	5.39	$104.79	989,419	$91.70

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average fair value	$49.15	$42.43	$43.43

Assumptions:
Expected volatility	30%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	0.78%	0.57%	2.55%
Expected life	5.0 years	5.0 years	5.0 years

The weighted average fair value of options assumed on the date of the Merger was calculated using the Black-Scholes option pricing model. The weighted average fair values on the date of the Merger and assumptions used were as follows:

July 1, 2021
Weighted average grant date fair value	$107.21
Assumptions:
Expected volatility	30%
Dividend yield	—%
Risk-free interest rate	0.56%
Expected life	3.5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2021:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	159,641	$137.64	341,424	$145.77

Assumed through business combination*	—	$—	589,517	$206.71
Granted	55,444	$177.77	171,316	$214.36
Shares vested **	(44,132)	$115.61	(446,404)	$186.99
Forfeited	(16,763)	$141.36	(83,068)	$188.49

Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20
* Represents restricted stock units issued as replacement awards in connection with the Merger.
** Includes 161,389 RSU's which vested on the date of the Merger.

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Direct costs	$18,551	$8,557	$14,777
Selling, general and administrative	41,457	17,714	12,042
Transaction and integration related *	73,836	—	—
Total compensation costs	$133,844	$26,271	$26,819
* Represents the post combination portion of the accelerated vesting of awards following the completion of the Merger